Retirement benefits - Defined Benefit Plans - Defined Benefit Plans - Summary of Amounts Recognised on the Statement of Financial Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 0	$ 152
Present value of benefit obligations	(91)	(250)
Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0	152
Present value of benefit obligations	0	(146)
Surplus in schemes	0	6
Asset restriction	0	(3)
Total retirement benefit obligations	0	3
Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(91)	(104)
Total retirement benefit obligations	(91)	(104)
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(24)	(29)
Pension plans [member] | United Kingdom [member] | Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	0
Surplus in schemes	0
Asset restriction	0
Total retirement benefit obligations	0
Pension plans [member] | United Kingdom [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(24)	(29)
Total retirement benefit obligations	(24)	(29)
Pension plans [member] | US and other [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0	152
Present value of benefit obligations	(45)	(197)
Pension plans [member] | US and other [member] | Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0	152
Present value of benefit obligations	0	(146)
Surplus in schemes	0	6
Asset restriction	0	(3)
Total retirement benefit obligations	0	3
Pension plans [member] | US and other [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(45)	(51)
Total retirement benefit obligations	(45)	(51)
US post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(22)	(24)
US post-employment benefits [member] | Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	0
Surplus in schemes	0
Asset restriction	0
Total retirement benefit obligations	0
US post-employment benefits [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	0
Present value of benefit obligations	(22)	(24)
Total retirement benefit obligations	$ (22)	$ (24)